EQUITY AND EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
EQUITY AND EARNINGS PER SHARE [Abstract]
Summary of Outstanding Options
New Senior’s outstanding options are summarized as follows:

	December 31, 2014			December 31, 2013
	Issued Prior to 2012	Issued in 2012- 2014	Total	Issued Prior to 2012	Issued in 2012- 2013	Total
Held by the Manager	623,623	4,368,129	4,991,752	715,258	3,866,906	4,582,164
Issued to the Manager and subsequently transferred to certain of the Manager’s employees	42,202	466,645	508,847	290,929	216,668	507,597
Issued to the independent directors	—	20,000	20,000	—	666	666
Total	665,825	4,854,774	5,520,599	1,006,187	4,084,240	5,090,427

The following table summarizes New Senior’s outstanding options as of December 31, 2014. The last sale price on the NYSE for New Senior’s common stock in the year ended December 31, 2014 was $16.45 per share.

Recipient	Date of Grant/ Exercise (A)	Number of Options	Options Exercisable as of December 31, 2014	Weighted Average Exercise Price (B)	Intrinsic Value as of December 31, 2014 (millions)
Directors	November 2014	20,000	667	$17.21	—
Manager (C)	2004 - 2007	227,073	199,993	$56.99	—
Manager (C)	March 2011	182,527	182,527	$7.18	$1.7
Manager (C)	September 2011	283,305	283,305	$4.09	$3.5
Manager (C)	April 2012	311,191	306,991	$7.66	$2.7
Manager (C)	May 2012	377,495	372,440	$8.75	$2.9
Manager (C)	July 2012	416,522	397,869	$8.71	$3.2
Manager (C)	January 2013	958,331	734,720	$14.42	$1.9
Manager (C)	February 2013	383,331	281,109	$16.85	—
Manager (C)	June 2013	670,829	402,497	$17.89	—
Manager (C)	November 2013	965,847	418,534	$19.23	—
Manager (C)	August 2014	765,416	102,055	$20.89	—
Exercised (D)	December 2014	(14,188)	N/A	$8.41	N/A
Expired unexercised	2004	(27,080)	N/A	$61.11	N/A
Outstanding		5,520,599	3,682,707	$16.33

(A)	Options expire on the tenth anniversary from date of grant.

(B)	The strike prices are subject to adjustment in connection with return of capital dividends.

(C)	The Manager assigned certain of its options to Fortress’s employees as follows:

Date of Grant	Range of Strike Prices	Total Unexercised Inception to Date
2004 - 2007	$53.26-60.92	42,202
2012	$7.66-8.75	199,988
2013	$14.42-19.23	266,657
Total		508,847

(D)	The options were exercised by a former employee of Fortress for an equal amount of New Senior shares.